Subsequent Events (Details) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 30, 2024	Oct. 17, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2024	Jan. 10, 2024
Subsequent Events [Line Items]
Market value of listed securities						$ 50,000,000
Payment for fee				$ 120,000	$ 80,000
Aggregate amount				$ 2,000,000
Shares price per share (in Dollars per share)	$ 8,400,000			$ 0.1
Preferred stock rate			10.00%
Conversion rate			250.00%
Principal securities			$ 4,000,000
PIPE SPA [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate purchase price			100
PIPE SPA [Member] | Preferred Stock [Member] | Tranche [Member]
Subsequent Events [Line Items]
Aggregate purchase price			$ 5,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Market value of listed securities							$ 50,000,000
Deposit		$ 18,564.2
Subsequent Event [Member] | OID Convertible Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 3,894,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate amount	2,950,000
Forecast [Member] | OID Convertible Note [Member]
Subsequent Events [Line Items]
Full value of the OID Convertible Note	$ 2,950,000
Forecast [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount convertible note percentage	10.00%
Capital Market [Member]
Subsequent Events [Line Items]
Payment for fee				$ 5,000